Equity Investments - ITL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity investments	$ 16,900,000	$ (7,600,000)	$ 1,500,000
Distributed earnings from equity investments	24,900,000	28,500,000	29,500,000
International Terminal Leasing
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity investments	1,000,000	(1,800,000)	(16,500,000)
Distributed earnings from equity investments	0	0	2,400,000
Distribution of capital	10,000,000	17,400,000	2,400,000
Additional contributions	$ 0	$ 40,300,000	$ 0